ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Boston Solar Acquisition [Member]
Revenue, net	$ 5,333,803	$ 4,501,773
Net loss	$ (3,348,902)	$ (667,789)
Class B convertible preferred stock [Member]
Revenue, net			$ 466,705
Net loss			$ (484,560)